Stock Based Compensation - Activity In Stock Option Plans (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Shares Available for Grant, Beginning of year	315,944	307,344	302,756
Shares Available For Grant, Granted	0	0	0
Shares Available For Grant, Exercised	0	0	0
Shares Available For Grant, Cancelled	0	8,600	4,588
Shares Available for Grant, End of year	315,944	315,944	307,344
Shares Outstanding, Beginning of year	60,333	68,933	73,521
Shares Outstanding, Granted	0	0	0
Shares Outstanding, Exercised	0	0	0
Shares Outstanding, Cancelled	0	(8,600)	(4,588)
Shares Outstanding, End of year	60,333	60,333	68,933
Weighted Average Exercise Price, Beginning of year	$ 11.78	$ 11.19	$ 10.80
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Cancelled	$ 0	$ 7.07	$ 5.03
Weighted Average Exercise Price, End of year	$ 11.78	$ 11.78	$ 11.19
Cortelco Systems Holding Corp [Member]
Shares Available for Grant, Beginning of year	315,944	307,344	302,756
Shares Available For Grant, Granted	0	0	0
Shares Available For Grant, Exercised	0	0	0
Shares Available For Grant, Cancelled	0	8,600	4,588
Shares Available for Grant, End of year	315,944	315,944	307,344
Shares Outstanding, Beginning of year	60,333	68,933	73,521
Shares Outstanding, Granted	0	0	0
Shares Outstanding, Exercised	0	0	0
Shares Outstanding, Cancelled	0	(8,600)	(4,588)
Shares Outstanding, End of year	60,333	60,333	68,933
Weighted Average Exercise Price, Beginning of year	$ 11.78	$ 11.19	$ 10.80
Weighted Average Exercise Price, Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise Price, Cancelled	$ 0	$ 7.07	$ 5.03
Weighted Average Exercise Price, End of year	$ 11.78	$ 11.78	$ 11.19